Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	8,221,678	3,400,000
Preferred stock, issued	8,221,678	8,221,678	3,386,454
Preferred stock, outstanding	0	8,221,678	3,386,454
Liquidation preference	$ 0	$ 31,959,545	$ 21,114,465
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	16,800,000	16,800,000
Common stock, issued	4,654,303	408,589	351,535
Common stock, outstanding	4,654,303	408,589	351,535